Financial Assets (Non-Current and Current) (Tables)	12 Months Ended
Dec. 31, 2018
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Financial Assets (Non-Current and Current)

Financial assets (non-current and current) were broken down as follows:

		As of December 31,
		2018	2017
		(millions of euros)
Non-current financial assets
Securities, financial receivables and other non-current financial assets:
Securities other than investments		—	—
Receivables from employees		43	47
Financial receivables for lease contracts		54	69
Hedging derivatives relating to hedged items classified as non-current assets/liabilities of a financial nature		1,490	1,495
Non-hedging derivatives		7	7
Other financial receivables		—	150

Total non-current financial assets	(A)	1,594	1,768

Current financial assets
Securities other than investments
Held for trading		—	—
Held to maturity		—	—
Available for sale		—	993
Measured at amortized cost (AC)		—	—
Measured at fair value through other comprehensive income (FVTOCI)		945	—
Measured at fair value through profit or loss (FVPTL)		181	—

		1,126	993
Financial receivables and other current financial assets:
Liquid assets with banks, financial institutions and post offices (with a maturity greater than 3 months)		—	100
Receivables from employees		14	16
Financial receivables for lease contracts		70	45
Hedging derivatives relating to hedged items classified as current assets/liabilities of a financial nature		242	260
Non-hedging derivatives		12	15
Other short-term financial receivables		2	1

		340	437
Cash and cash equivalents		1,917	3,575

Total current financial assets	(B)	3,383	5,005

Financial assets relating to Discontinued operations/Non-current assets held for sale	(C)	—	—

Total non-current and current financial assets	(A+B+C)	4,977	6,773

Schedule of Decrease In Cash and Cash Equivalents

Cash and cash equivalents fell by 1,658 million euros compared to December 31, 2017. The figure breaks down as follows:

	As of December 31,
	2018	2017
	(millions of euros)
Liquid assets with banks, financial institutions and post offices	1,694	2,828
Checks, cash and other receivables and deposits for cash flexibility	1	2
Securities other than investments (due within 3 months)	222	745

Total	1,917	3,575